CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$ (683,012)	$ 5,220,605	$ (41,260,897)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	666,461	581,855	453,746
Change in fair value of derivative liabilities	(7,394,006)	(20,340,874)	35,389,799
Preferred share derivative interest satisfied by the issuance of common stock	0	0	68,089
Non-cash compensation accrued	573,667	679,771	95,000
Salaries and Directors Fees satisfied by the issuance of common stock	1,139,071	959,737	478,233
Consulting expenses paid via the issuance of common stock	24,000	23,999	18,836
Non-cash compensation satisfied by the issuance of common stock and options	333,363	260,047	82,947
Milestone shares issued pursuant to Epic Strategic Alliance Agreement	840,000	0	0
Non-cash interest expense	0	0	568,395
Non-cash rent expense	(22,996)	23,703	(49,439)
Non-cash lease accretion	1,621	1,526	1,438
Gain on Sale of Investment	0	(1,670,685)	0
Recovery of Bad Debt	(117,095)	0	0
Changes in Assets and Liabilities
Accounts receivable	33,240	(714,355)	(66,922)
Inventories	(261,727)	(1,099,518)	(574,340)
Prepaid and other current assets	160,076	(147,188)	(169,373)
Accounts payable, accrued expenses and other current liabilities	(2,211,414)	1,131,477	788,445
Deferred revenues and Customer deposits	4,153,330	(13,333)	(13,333)
Derivative interest payable	0	0	(27,500)
NET CASH USED IN OPERATING ACTIVITIES	(2,765,421)	(15,103,233)	(4,216,876)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(1,918,804)	(1,965,018)	(502,268)
Costs incurred for intellectual property assets	(30,025)	(31,853)	(58,178)
Withdrawals from restricted cash, net	0	(123,916)	2,777
Proceeds from Sale of Investment in Novel	0	5,000,000	0
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(1,948,829)	2,879,213	(557,669)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Exercise of Cash Warrants and Options	3,041,499	800,853	868,051
Proceeds from draws against related party Credit Lines	135,238	54,322	528,750
Payment of NJEDA Bonds	(210,000)	(1,110,000)	0
Other loan payments	(404,131)	(219,010)	(1,515)
Proceeds from sale of common stock to Lincoln Park Capital	6,199,643	13,236,624	10,000,000
Costs associated with raising capital	0	(16,365)	(47,987)
NET CASH PROVIDED BY FINANCING ACTIVITIES	8,762,249	12,746,424	11,347,299
NET CHANGE IN CASH AND CASH EQUIVALENTS	4,047,999	522,404	6,572,754
CASH AND CASH EQUIVALENTS - beginning of period	7,464,180	6,941,776	369,023
CASH AND CASH EQUIVALENTS - end of period	11,512,179	7,464,180	6,941,776
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest	215,878	89,336	289,494
Cash paid for taxes	4,048	2,500	3,099
SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES
Commitment shares issued to Lincoln Park Capital	84,102	830,521	1,112,838
Conversion of Preferred Shares to Common Shares	0	2,272,500	9,825,066
Acquisition of Intellectual Property with convertible note payable	0	0	5,597,317
Issuance of note payable to related party in payment of balance due on line of credit owed to the same related party	0	0	600,000
Issuance of Series I Preferred Shares in satisfaction of amounts due on Notes Payable	0	0	7,953,591
Change in maximum redemption value of convertible preferred mezzanine equity	(9,285,715)	23,709,069	55,314,374
Financing of equipment purchases	$ 442,399	$ 804,861	$ 107,960